Eaton Vance

Focused Global Opportunities Fund

August 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.4%

Security	Shares	Value
Australia — 2.5%
CSL, Ltd.	734	$118,896

		$118,896

Denmark — 2.0%
Novo Nordisk A/S, Class B	1,843	$96,025

		$96,025

France — 2.2%
LVMH Moet Hennessy Louis Vuitton SE	262	$104,482

		$104,482

Germany — 2.2%
adidas AG	352	$104,302

		$104,302

Hong Kong — 3.8%
AIA Group, Ltd.	11,436	$110,663
Samsonite International SA(1)	38,069	72,447

		$183,110

Japan — 4.9%
Keyence Corp.	163	$96,316
ORIX Corp.	9,400	138,698

		$235,014

Netherlands — 2.7%
ASML Holding NV	574	$127,661

		$127,661

Spain — 4.8%
Amadeus IT Group SA	1,460	$108,874
Industria de Diseno Textil SA	3,894	120,495

		$229,369

Sweden — 3.4%
Assa Abloy AB, Class B	4,555	$95,082
Atlas Copco AB, Class B	2,557	68,229

		$163,311

United Kingdom — 14.1%
Diageo PLC	3,890	$166,546
GlaxoSmithKline PLC	5,143	107,177
Melrose Industries PLC	61,512	135,956
Prudential PLC	6,169	102,825
Unilever PLC	2,599	164,200

		$676,704

United States — 56.8%
Alphabet, Inc., Class A(2)	204	$242,868
Amazon.com, Inc.(2)	134	238,023

Security	Shares	Value
Baxter International, Inc.	1,256	$110,465
Boston Scientific Corp.(2)	2,655	113,448
Capital One Financial Corp.	1,298	112,433
CDW Corp.	701	80,965
Coca-Cola Co. (The)	2,466	135,729
Eli Lilly & Co.	871	98,397
EOG Resources, Inc.	1,464	108,614
Microsoft Corp.	1,793	247,183
NextEra Energy, Inc.	920	201,553
Phillips 66	1,592	157,019
Verisk Analytics, Inc.	561	90,624
Visa, Inc., Class A	839	151,708
Walt Disney Co. (The)	1,474	202,321
Wells Fargo & Co.	3,131	145,811
Xylem, Inc.	1,831	140,273
Zoetis, Inc.	1,173	148,291

		$2,725,725

Total Common Stocks (identified cost $4,046,761)		$4,764,599

Short-Term Investments — 1.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.20%(3)	53,862	$53,856

Total Short-Term Investments (identified cost $53,857)		$53,856

Total Investments — 100.5% (identified cost $4,100,618)		$4,818,455

Other Assets, Less Liabilities — (0.5)%		$(24,372)

Net Assets — 100.0%		$4,794,083

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2019, the aggregate value of these securities is $72,447 or 1.5% of the Fund’s net assets.

(2)	Non-income producing security.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2019.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Information Technology	17.0%	$812,707
Health Care	16.5	792,699

Sector	Percentage of Net Assets	Value
Consumer Discretionary	13.4%	$639,749
Financials	12.7	610,430
Industrials	11.1	530,164
Consumer Staples	9.7	466,475
Communication Services	9.3	445,189
Energy	5.5	265,633
Utilities	4.2	201,553
Short-Term Investments	1.1	53,856

Total Investments	100.5%	$4,818,455

The Fund did not have any open derivative instruments at August 31, 2019.

At August 31, 2019, the value of the Fund’s investment in affiliated funds was $53,856, which represents 1.1% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended August 31, 2019 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC, 2.20%	$16,313	$858,260	$(820,720)	$4	$(1)	$53,856	$697	53,862

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$—	$537,020		$—	$537,020
Developed Europe	—	1,501,854		—	1,501,854
North America	2,725,725	—		—	2,725,725
Total Common Stocks	$2,725,725	$2,038,874	*	$—	$4,764,599
Short-Term Investments	$—	$53,856		$—	$53,856
Total Investments	$2,725,725	$2,092,730		$—	$4,818,455

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

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